Financial Instruments - Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs (Details) - Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 180,279,339	$ 295,551,229
3iQ Corp. [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue		$ 300,460
Valuation technique		Recent financing
Significant unobservable input(s)		Marketability of shares
Range of significant unobservable input(s)		0% discount
Luxor Technology Corporation [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 524,963	$ 500,050
Valuation technique	Recent financing	Recent financing
Significant unobservable input(s)	Marketability of shares	Marketability of shares
Range of significant unobservable input(s)	0% discount	0% discount
Neuronomics AG [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue		$ 89,581
Valuation technique		Recent financing
Significant unobservable input(s)		Marketability of shares
Range of significant unobservable input(s)		0% discount
Amina Bank [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue		$ 35,457,990
Valuation technique		Market approach
Significant unobservable input(s)		Marketability of shares
Range of significant unobservable input(s)		0% discount
ZKP Corporation [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 1,000,000	$ 1,000,000
Valuation technique	Recent financing	Recent financing
Significant unobservable input(s)	Marketability of shares	Marketability of shares
Range of significant unobservable input(s)	0% discount	0% discount
Brazil Potash Corp.[Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue		$ 778,085
Valuation technique		Market approach
Significant unobservable input(s)		Marketability of shares
Range of significant unobservable input(s)		0% discount
Equity Investments in digital [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 131,982,050	$ 257,425,063
Valuation technique	Market approach	Market approach
Significant unobservable input(s)	Discount for lack of marketability	Discount for lack of marketability
Range of significant unobservable input(s)	16% discount	25% discount
Amina Bank AG [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 24,285,752
Valuation technique	Market approach
Significant unobservable input(s)	Marketability of shares
Range of significant unobservable input(s)	0% discount
Global Benchmarks AB [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 199,875
Valuation technique	Recent financing
Significant unobservable input(s)	Marketability of shares
Range of significant unobservable input(s)	0% discount
CH Technical Solutions SA [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 362,038
Valuation technique	Recent financing
Significant unobservable input(s)	Marketability of shares
Range of significant unobservable input(s)	0% discount
Canada Stablecorp Inc. [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 500,000
Valuation technique	Recent financing
Significant unobservable input(s)	Marketability of shares
Range of significant unobservable input(s)	0% discount
Continental Stable Coin [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 500,000
Valuation technique	Recent financing
Significant unobservable input(s)	Marketability of shares
Range of significant unobservable input(s)	0% discount
Bonsol Labs Inc. [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 2,000,000
Valuation technique	Recent financing
Significant unobservable input(s)	Marketability of shares
Range of significant unobservable input(s)	0% discount
TenX Protocols Inc. [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 272,520
Valuation technique	Recent financing
Significant unobservable input(s)	Marketability of shares
Range of significant unobservable input(s)	0% discount
Digital assets on loan [Member]
Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs [Line Items]
Fair vaue	$ 18,652,141
Valuation technique	Market approach
Significant unobservable input(s)	Discount for lack of marketability
Range of significant unobservable input(s)	30% discount